UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

      MPAM FUNDS TRUST
      200 Park Avenue
      New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.    Investment Company Act File Number:

      Securities Act File Number:

4(a). Last day of fiscal year for which this notice is filed:

            August 31, 2001

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

      MPAM BALANCED FUND-INVESTOR SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 1,004
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $   -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              epurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add            -$   -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 1,004
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future      $( -0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See        X   .00025
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item        =$ 25
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$ N\A
                                                                   -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ .25
                                                                   =============
      MPAM BALANCED FUND-MPAM SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $516,144,878
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $ 61,218,362
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add It           -$ 61,218,362
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 454,926,516
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future       $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See        X   .00025
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 113,731.63
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$113,731.63
                                                                   =============

      MPAM BOND FUND-INVESTOR SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $734,177,680.25
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 86,889,482.18
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add I         -$ 86,889,482.18
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ 647,288,198.07
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future    $(-0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (Se        x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 161,822.05
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$161,822.05
                                                                   =============

      MPAM BOND FUND-MPAM SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 952,868.24
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $-0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add I            -$-0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 952,868,24
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( -0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 238.22
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$  238.22
                                                                   =============

      MPAM EMERGING MARKETS FUND-INVESTOR SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 944
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or               $  -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$  -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item           $ -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future          $( -0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       X   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ .24
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ .24
                                                                   =============

      MPAM EMERGING MARKETS FUND-MPAM SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 58,525,127
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $  2,069,175
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$  -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 56,455,952
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See        X   .00025
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 14,113.99
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 14,113.99
                                                                   =============

      MPAM INCOME STOCK FUND-INVESTOR SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the       $ 170,922
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or                $ -0-
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or                $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item            $ 170,922
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future           $( -0-)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 42.73
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  42.73
                                                                   =============
      MPAM INCOME STOCK FUND-MPAM SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 945,761,592
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 170,209,002
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 170,209,002
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 775,552,590
                   5(iv) [subtract Item 5(iv) from Item 5(i)]:   ---------------

         (vi) Redemption credits available for use in future       $( -0-)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 193,888.15
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$193,888.15
                                                                   =============


      MPAM INTERMEDIATE BOND FUND-INVESTOR SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $455,967,916.19
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 69,824,666.89
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$69,824,666.89
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ 386,143,249.30
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future    $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 96,535.81
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$96,535.81
                                                                   =============

      MPAM INTERMEDIATE BOND FUND-MPAM SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 148,755.47
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $ 4,376.74
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$ 4,376.74
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 144,378.73
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 36.09
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  36.09
                                                                   =============

      MPAM INTERNATIONAL FUND-INVESTOR CLASS 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the        $ 27,792
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or                 $  -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or                 $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items             -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item             $ 27,792
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future            $( -0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See        x   .00025
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item        =$ 6.95
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 6.95
                                                                   =============

      MPAM INTERNATIONAL FUND-MPAM CLASS 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 437,041,962
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 23,568,975
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 23,568,975
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 413,472,987
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future       $( -0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See        x   .00025
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 103,368.25
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$103,368.25
                                                                   =============
      MPAM LARGE CAP STOCK FUND-INVESTOR SHARES
5.    Calculation of registration fee:
          (I) Aggregate sale price of securities sold during the     $ 1,571,169
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or              $  -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or              $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 1,571,169
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future         $( -0-)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See        x   .00025
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item        =$ 392.79
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$   392.79
                                                                   =============

      MPAM LARGE CAP STOCK FUND-MPAM SHARES
5.    Calculation of registration fee:
          (I) Aggregate sale price of securities sold during the $ 2,890,103,242
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 410,953,325
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 410,953,325
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 2,479,149,917
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future     $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See        x   .00025
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 619,787.48
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$619,787.48
                                                                   =============

      MPAM MID CAP STOCK FUND-INVESTOR SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the       $ 141,486
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or                $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or                $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item            $ 141,486
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future           $( -0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item          =$ 35.37
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  35.37
                                                                   =============

      MPAM MID CAP STOCK FUND-MPAM SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 1,013,411,796 fiscal year pursuant to section 24(f): ---------------

         (ii) Aggregate price of securities redeemed or          $ 71,569,962
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 71,569,962
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $941,841,834
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( -0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 235,460.46
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$235,460.46
                                                                   =============

      MPAM NATIONAL INTERMEDIATE MUNICIPAL BOND FUND (MPAM SHARES)
5.    Calculation of registration fee:
,,
          (I) Aggregate sale price of securities sold during the   $ 472,638,542
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 19,916,825
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 19,916,825
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 452,721,717
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 113,180.43
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.



7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$113,180.43
                                                                   =============

      MPAM NATIONAL INTERMEDIATE MUNICIPAL BOND FUND (INVESTOR SHARES)
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 1,005
              fiscal year pursuant to section 24(f): ---------------

         (ii) Aggregate price of securities redeemed or              $   -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or              $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$   -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 1,005
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future         $( -0-)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ .25
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ .25
                                                                   =============

      MPAM NATIONAL SHORT-TERM MUNICIPAL BOND FUND-MPAM SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 142,683,047
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 27,652,451
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 27,652,451
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item         $115,030,596
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 28,757.65
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 28,756.28
                                                                   =============

MPAM NATIONAL SHORT-TERM MUNICIPAL BOND FUND-INVESTOR SHARES 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 1,005
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $-0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $-0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$-0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 1,005
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future      $(-0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ .25
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$.25
                                                                   =============


      MPAM PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND-INVESTOR SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 226,604
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or               $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item           $ 226,604
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future          $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 56.65
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$     56.65
                                                                   =============

      MPAM PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND-MPAM SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 933,684,491
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 99,244,616
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 99,224,616
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $834,459,875
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 208,614.97
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$208,614.97
                                                                   =============

      MPAM SHORT-TERM U.S. GOVERNMENT SECURITIES FUND-INVESTOR SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $113,486,812.36
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 26,275,726.95
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items     -$ 26,275,726.95
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 87,211,085.41
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future     $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 21,802.77
              5(vii) (enter "0" if no fee is due):                  ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$21,802.77
                                                                   =============

      MPAM SHORT-TERM U.S. GOVERNMENT SECURITIES FUND-MPAM SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 1,008.21
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or               $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item           $ 1,008.21
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future          $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ .25
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ .25
                                                                   =============
      MPAM SMALL CAP STOCK FUND-INVESTOR SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 1,000
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or              $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or              $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 1,000
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future         $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .00025
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ .25
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ .25
                                                                   =============

      MPAM SMALL CAP STOCK FUND-MPAM SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 185,018,683
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 28,391,378
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 28,391,378
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 156,627,305
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future       $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000250
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 39,156.83
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$39,156.83
                                                                  =============

TOTAL FOR ALL:                                                    =$1,951,030.76
                                                                  ==============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      By (Signature and Title)*
                                    ------------------------------------
                                    Stephanie Pierce, Vice President

      Date:

* Please print the name and title of the signing officer below the signature.